LVIP MFS International Growth Fund
Schedule of Investments
September 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–98.60%
Australia–1.86%
Brambles	1,159,358	$ 8,928,218
Caltex Australia	329,696	5,858,217
Oil Search	3,045,512	15,034,904
		29,821,339
Brazil–0.28%
Ambev ADR	980,133	4,528,214
		4,528,214
Canada–4.50%
Canadian National Railway	460,162	41,350,158
Element Fleet Management	934,057	7,473,302
Ritchie Bros Auctioneers	581,147	23,165,168
		71,988,628
China–2.33%
†51job ADR	65,380	4,838,120
†Alibaba Group Holding ADR	40,268	6,734,018
†Baidu ADR	106,442	10,937,980
China Resources Beer Holdings	1,046,000	5,541,888
China Resources Gas Group	958,000	4,740,670
Yum China Holdings	97,538	4,431,151
		37,223,827
Czech Republic–0.12%
Komercni banka	57,786	1,953,574
		1,953,574
Denmark–0.98%
Novo Nordisk Class B	304,644	15,742,830
		15,742,830
France–19.91%
Air Liquide	207,239	29,494,263
Danone	522,849	46,053,419
EssilorLuxottica	252,232	36,366,615
Kering	38,878	19,811,640
Legrand	126,203	9,002,931
L'Oreal	174,581	48,824,871
LVMH Moet Hennessy Louis Vuitton	131,197	52,053,672
Pernod Ricard	234,908	41,809,131
Schneider Electric	401,668	35,122,680
		318,539,222
Germany–10.70%
Bayer	388,859	27,396,300
Brenntag	253,876	12,278,369
Fresenius Medical Care & Co.	288,377	19,379,003
GEA Group	486,257	13,118,128
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Germany (continued)
†QIAGEN	368,565	$ 12,070,020
SAP	596,670	70,212,141
Symrise	173,167	16,833,362
		171,287,323
Hong Kong–4.07%
AIA Group	6,898,400	65,059,095
		65,059,095
India–2.51%
Adani Ports & Special Economic Zone	411,173	2,404,128
HDFC Bank ADR	346,512	19,768,509
Infosys	891,126	10,132,103
ITC	2,134,831	7,832,655
		40,137,395
Ireland–0.59%
Flutter Entertainment	100,813	9,433,622
		9,433,622
Israel–1.87%
†Mellanox Technologies	123,352	13,518,146
†Nice ADR	113,535	16,326,333
		29,844,479
Italy–0.89%
Prysmian	663,395	14,244,787
		14,244,787
Japan–9.41%
AEON Financial Service	832,600	12,588,739
Bandai Namco Holdings	239,600	14,940,869
Hitachi	756,700	28,338,563
Japan Airport Terminal	109,900	4,783,994
Japan Tobacco	712,600	15,612,803
Kansai Paint	292,100	6,827,736
Kao	178,200	13,218,320
Obic	120,300	13,785,378
SoftBank Group	168,500	6,649,079
Terumo	664,300	21,495,567
TOTO	326,400	12,292,324
		150,533,372
Mexico–0.67%
Grupo Financiero Banorte Class O	1,558,195	8,398,177
Grupo Mexico B	1,021,735	2,395,646
		10,793,823
Netherlands–1.65%
Akzo Nobel	295,357	26,317,089
		26,317,089
LVIP MFS International Growth Fund–1

LVIP MFS International Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Peru–0.36%
Credicorp	27,468	$ 5,725,430
		5,725,430
Republic of Korea–0.63%
NAVER	77,355	10,146,283
		10,146,283
Singapore–1.61%
DBS Group Holdings	1,427,300	25,821,438
		25,821,438
Spain–0.99%
Amadeus IT Group	221,045	15,838,226
		15,838,226
Switzerland–14.59%
†Alcon	82,909	4,836,071
†Julius Baer Group	254,683	11,280,137
Nestle	691,569	75,003,738
Novartis	414,544	35,977,008
Roche Holding	251,225	73,147,788
Sika	75,845	11,097,014
†UBS Group (New York Shares)	1,951,913	22,162,879
		233,504,635
Taiwan–2.00%
Taiwan Semiconductor Manufacturing ADR	689,466	32,046,380
		32,046,380
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
United Kingdom–13.70%
Burberry Group	482,905	$ 12,899,172
Compass Group	672,432	17,303,487
Croda International	242,041	14,458,524
Diageo	931,811	38,064,739
Experian	874,125	27,953,727
Intertek Group	146,310	9,848,451
†Just Eat	400,066	3,286,330
Linde	210,574	40,870,783
Reckitt Benckiser Group	435,072	33,970,150
†Rolls-Royce Holdings	2,115,961	20,560,451
		219,215,814
United States–2.38%
Accenture Class A	143,990	27,696,477
†Mettler-Toledo International	14,801	10,425,824
		38,122,301
Total Common Stock (Cost $1,201,612,385)		1,577,869,126

MONEY MARKET FUND–0.95%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 1.88%)	15,189,848	15,189,848
Total Money Market Fund (Cost $15,189,848)		15,189,848

TOTAL INVESTMENTS–99.55% (Cost $1,216,802,233)	1,593,058,974
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.45%	7,172,222
NET ASSETS APPLICABLE TO 89,137,151 SHARES OUTSTANDING–100.00%	$1,600,231,196

† Non-income producing.

Summary of Abbreviations:
ADR–American Depositary Receipt
See accompanying notes.
LVIP MFS International Growth Fund–2

LVIP MFS International Growth Fund
Notes
September 30, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP MFS International Growth Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP MFS International Growth Fund–3

LVIP MFS International Growth Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$—	$29,821,339	$—	$29,821,339
Brazil	4,528,214	—	—	4,528,214
Canada	71,988,628	—	—	71,988,628
China	26,941,269	10,282,558	—	37,223,827
Czech Republic	—	1,953,574	—	1,953,574
Denmark	—	15,742,830	—	15,742,830
France	—	318,539,222	—	318,539,222
Germany	—	171,287,323	—	171,287,323
Hong Kong	—	65,059,095	—	65,059,095
India	29,900,612	10,236,783	—	40,137,395
Ireland	—	9,433,622	—	9,433,622
Israel	29,844,479	—	—	29,844,479
Italy	—	14,244,787	—	14,244,787
Japan	—	150,533,372	—	150,533,372
Mexico	10,793,823	—	—	10,793,823
Netherlands	—	26,317,089	—	26,317,089
Peru	5,725,430	—	—	5,725,430
Republic of Korea	—	10,146,283	—	10,146,283
Singapore	—	25,821,438	—	25,821,438
Spain	—	15,838,226	—	15,838,226
Switzerland	—	233,504,635	—	233,504,635
Taiwan	32,046,380	—	—	32,046,380
United Kingdom	—	219,215,814	—	219,215,814
United States	38,122,301	—	—	38,122,301
Money Market Fund	15,189,848	—	—	15,189,848
Total Investments	$265,080,984	$1,327,977,990	$—	$1,593,058,974
There were no Level 3 investments at the beginning or end of the period.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP MFS International Growth Fund–4